SHARE-BASED COMPENSATION (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Share-Based Compensation
Non-vested at the beginning of the period (in shares)	2,727,856	2,727,856
Granted (in shares)	1,304,064	1,304,064
Vested (in shares)	1,268,781	1,268,781
Forfeited (in shares)	120,884	120,884
Non-vested at the end of the period (in shares)	2,642,255	2,642,255
Expected to vest at the end of the period (in shares)	2,393,942	2,393,942
Weighted average grant-date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 10.74
Granted (in dollars or CNY per share)	$ 11.59	71.93	70.30	60.88
Vested (in dollars per share)	$ 10.55
Forfeited (in dollars per share)	$ 10.04
Non-vested at the end of the period (in dollars per share)	$ 11.28
Expected to vest at the end of the period (in dollars per share)	$ 11.29
Capitalized share-based compensation costs		0	0	0
Share-based compensation	13,116	81,380	64,858	50,538
Fair value of share options vested	$ 13,387	82,267	64,696	53,236